Loss Before Income Tax (Tables)	6 Months Ended
Jun. 30, 2020
Profit (loss) [abstract]
Schedule of Other Gains and Losses
a.	Other gains and losses

	For the six months ended June 30
	2019	2020
Net foreign exchange (losses) gains	$(110,880)	$303,350
(Loss) Gain on disposal of property, plant and equipment	(70,490)	359
Net loss on fair value changes of financial assets at fair value through profit or loss	—	(9,254)
Loss on lease modification	(64,287)	—
Others	8,313	96,980

	$(237,344)	$391,435

Summary of Finance costs
b.	Finance costs

	For the six months ended June 30
	2019	2020
Other interest expenses	$171,270	$274,124
Interest on government loans	218,725	213,681
Interest on loans from shareholders	—	169,707
Interest on lease liabilities	11,911	20,125

	$401,906	$677,637

Schedule of Depreciation and Amortization
c.	Depreciation and amortization

	For the six months ended June 30
	2019	2020
Right-of-use assets	$135,247	$132,913
Property, plant and equipment	118,521	16,130
Computer software	2,390	1,957

	$256,158	$151,000

Schedule of Employee Benefits Expense
d.	Employee benefits expense

	For the six months ended June 30
	2019	2020
Short-term benefits	$2,767,625	$2,042,348
Post-employment benefits (Note 15)	203,330	123,693
Share-based payments (Note 21)
Equity-settled	76,648	—
Cash-settled	78,776	166,992

Total employee benefits expense	$3,126,379	$2,333,033

Employee benefits expense by function
General and administrative expenses	$2,243,140	$2,015,024
Research and development expenses	883,239	318,009

	$3,126,379	$2,333,033